UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Core Bond Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 34.4%

	Financials — 11.3%
$11,000	Aircastle Ltd., 6.250%, 12/1/19	$11,426
71,000	Ally Financial, Inc., 8.000%, 11/1/31	84,845
480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	490,023
800,000	American Tower Corp.,
	4.500%, 1/15/18	853,206
285,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	303,886
452,000	Bank of America NA, 5.300%, 3/15/17	490,233
36,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(A)	35,640
620,000	Berkshire Hathaway, Inc.,
	1.550%, 2/9/18	607,454
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	321,228
300,000	CIT Group, Inc., 5.000%, 5/15/17	306,375
34,000	CIT Group, Inc., 5.000%, 8/15/22	33,745
500,000	Citigroup, Inc., 3.375%, 3/1/23	478,307
1,000,000	Citigroup, Inc., 6.125%, 11/21/17	1,136,549
44,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	46,530
21,000	EDP Finance BV, 144a, 6.000%, 2/2/18	21,630
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	856,934
900,000	General Electric Capital Corp.,
	6.250%, 12/15/49(A)	956,250
605,000	General Electric Capital Corp. MTN,
	4.625%, 1/7/21	646,387
310,000	Goldman Sachs Group, Inc. (The),
	2.375%, 1/22/18	304,368
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	453,905
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	198,801
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	188,542
9,000	International Lease Finance Corp.,
	4.625%, 4/15/21	8,280
24,000	International Lease Finance Corp.,
	5.875%, 8/15/22	23,790
208,000	JPMorgan Chase & Co.,
	4.400%, 7/22/20	217,511
465,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	530,640
125,000	KeyCorp MTN, 5.100%, 3/24/21	139,070
250,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	293,125
26,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(A)	39,650
40,000	MetLife, Inc., 10.750%, 8/1/39	61,800
440,000	Morgan Stanley, 3.750%, 2/25/23	420,765
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	260,792
53,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	56,180
43,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	45,795
68,000	PHH Corp., 7.375%, 9/1/19	72,080
500,000	PNC Bank NA, 2.700%, 11/1/22	453,508
192,000	Protective Life Corp., 7.375%, 10/15/19	232,629
170,000	Santander Holdings USA, Inc.,
	4.625%, 4/19/16	179,336
915,000	Simon Property Group LP,
	4.125%, 12/1/21	950,145
133,000	SunTrust Bank, 7.250%, 3/15/18	159,519
465,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	567,878
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	324,075
		13,862,832

	Energy — 5.0%
13,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	12,350
35,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	35,088
67,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	66,162
7,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	6,912
52,000	Bill Barrett Corp., 7.000%, 10/15/22	52,000
18,000	Bill Barrett Corp., 7.625%, 10/1/19	18,630
505,000	Canadian Natural Resources Ltd.,
	6.250%, 3/15/38	564,085
16,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	16,640
33,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	35,310
6,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	6,450
7,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	7,595
20,000	Chesapeake Energy Corp.,
	7.250%, 12/15/18	22,300
29,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	30,885
890,000	CNOOC Finance 2012 Ltd., 144a,
	3.875%, 5/2/22	859,347
10,000	CONSOL Energy, Inc., 8.000%, 4/1/17	10,525
10,000	CONSOL Energy, Inc., 8.250%, 4/1/20	10,475
53,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	54,590
735,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	782,622
57,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	56,858
225,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	254,475
229,000	Enbridge Energy Partners LP,
	9.875%, 3/1/19	299,070

1

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.4% (Continued)

	Energy — (Continued)
$250,000	Enterprise Products Operating LLC,
	3.200%, 2/1/16	$262,429
80,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(A)	84,600
39,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	40,950
75,000	Forest Oil Corp., 7.250%, 6/15/19	70,500
5,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	5,350
83,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	80,925
34,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	33,915
33,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	34,980
112,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	117,600
28,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	27,580
18,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	17,460
60,000	MEG Energy Corp., 144a,
	6.500%, 3/15/21	59,700
65,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	67,064
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	219,173
14,000	Newfield Exploration Co.,
	6.875%, 2/1/20	14,420
20,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	18,700
55,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	57,200
53,000	Peabody Energy Corp.,
	6.000%, 11/15/18	53,132
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	502,347
430,000	Phillips 66, 4.300%, 4/1/22	444,287
61,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	65,422
210,000	Plains All American Pipeline LP / PAA
	Finance Corp., 6.650%, 1/15/37	247,645
60,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	64,194
20,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	21,050
30,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	144a, 4.500%, 11/1/23	27,150
17,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	15,215
78,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	75,660
8,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	7,600
39,000	SemGroup LP, 144a, 7.500%, 6/15/21	39,390
56,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 4.250%, 11/15/23	49,980
118,250	Tengizchevoil Finance Co. SARL, 144a,
	6.124%, 11/15/14	121,035
		6,149,022

	Consumer Discretionary — 4.2%
20,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	19,600
57,000	AMC Networks, Inc., 7.750%, 7/15/21	62,272
42,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	42,682
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	432,705
28,000	AutoNation, Inc., 5.500%, 2/1/20	29,120
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	317,214
88,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	83,600
3,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	2,895
4,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	4,170
25,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	26,062
37,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	39,220
85,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	86,488
19,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	19,665
27,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 6.500%, 11/15/22	27,810
16,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	15,560
210,000	Comcast Corp., 3.125%, 7/15/22	204,609
54,000	Delphi Corp., 5.000%, 2/15/23	55,485
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	221,063
73,000	DISH DBS Corp., 5.875%, 7/15/22	74,095
20,000	DISH DBS Corp., 7.875%, 9/1/19	22,400
33,000	DISH DBS Corp., 144a, 4.250%, 4/1/18	32,340
22,000	Exide Technologies, 2/1/18(B)†	13,420
39,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	39,682
52,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	60,580
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	262,097

2

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.4% (Continued)

	Consumer Discretionary — (Continued)
$10,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	$10,000
70,000	International Game Technology,
	5.500%, 6/15/20	72,336
30,000	Jarden Corp., 6.125%, 11/15/22	31,462
12,000	Libbey Glass, Inc., 6.875%, 5/15/20	12,555
11,000	LKQ Corp., 144a, 4.750%, 5/15/23	10,505
60,000	Ltd. Brands, Inc., 5.625%, 2/15/22	60,900
40,000	Ltd. Brands, Inc., 6.950%, 3/1/33	39,800
9,000	Lynx I Corp., 144a, 5.375%, 4/15/21	9,045
66,000	Meritage Homes Corp.,
	7.150%, 4/15/20	73,095
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	181,721
210,000	News America, Inc., 6.900%, 3/1/19	253,643
3,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	3,060
26,000	PulteGroup, Inc., 6.375%, 5/15/33	24,310
4,000	PulteGroup, Inc., 7.875%, 6/15/32	4,400
51,000	Quebecor Media, Inc., 5.750%, 1/15/23	49,725
30,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 8.250%, 2/15/21	29,700
20,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	19,600
29,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	29,652
273,000	Sabre, Inc., 144a, 8.500%, 5/15/19	290,745
80,000	Service Corp. International/US,
	8.000%, 11/15/21	91,600
6,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	5,760
28,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	28,000
46,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	43,240
22,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	21,340
72,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	70,560
18,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	18,900
13,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	14,008
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,840
22,000	Tenneco, Inc., 7.750%, 8/15/18	23,540
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	431,435
7,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	7,630
35,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	34,912
330,000	Viacom, Inc., 6.250%, 4/30/16	372,657
36,000	Visteon Corp., 6.750%, 4/15/19	37,890
505,000	Walt Disney Co. (The) MTN,
	3.700%, 12/1/42	444,175
		5,059,575

	Materials — 3.3%
44,000	AK Steel Corp., 7.625%, 5/15/20†	37,400
36,000	Aleris International, Inc.,
	7.625%, 2/15/18	37,440
26,000	ArcelorMittal, 5.750%, 8/5/20	25,740
51,000	ArcelorMittal, 7.500%, 10/15/39	48,450
275,000	Barrick Gold Corp., 3.850%, 4/1/22	231,391
69,000	Barrick Gold Corp., 144a,
	4.100%, 5/1/23	57,646
42,000	Cascades, Inc., 7.750%, 12/15/17	43,785
38,000	Cascades, Inc., 7.875%, 1/15/20	39,710
530,000	Domtar Corp., 10.750%, 6/1/17	667,009
72,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	69,840
885,000	Freeport-McMoRan Copper & Gold,
	Inc., 144a, 3.875%, 3/15/23	801,006
8,000	HudBay Minerals, Inc., 9.500%, 10/1/20	7,800
33,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	32,258
30,000	Koppers, Inc., 7.875%, 12/1/19	32,100
150,000	Louisiana-Pacific Corp., 7.500%, 6/1/20	163,500
10,000	Novelis, Inc., 8.375%, 12/15/17	10,600
259,000	PolyOne Corp., 144a, 5.250%, 3/15/23	255,115
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	497,480
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	239,495
39,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	42,120
12,000	Texas Industries, Inc., 9.250%, 8/15/20	12,930
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	66,800
39,000	Vulcan Materials Co., 7.500%, 6/15/21	43,680
260,000	Xstrata Finance Canada Ltd., 144a,
	3.600%, 1/15/17	262,037
280,000	Xstrata Finance Canada Ltd., 144a,
	5.800%, 11/15/16	305,439
		4,030,771

	Utilities — 2.8%
45,000	AES Corp., 8.000%, 10/15/17	50,625
874,000	Alabama Power Capital Trust V,
	3.384%, 10/1/42(A)	812,820
226,000	Baltimore Gas & Electric Co.,
	5.900%, 10/1/16	257,568
27,000	Calpine Corp., 144a, 7.500%, 2/15/21	28,822
23,000	Calpine Corp., 144a, 7.875%, 7/31/20	24,955
135,000	Calpine Corp., 144a, 7.875%, 1/15/23	145,125
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	363,871

3

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.4% (Continued)

	Utilities — (Continued)
$175,000	CMS Energy Corp., 8.750%, 6/15/19	$225,780
575,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	665,219
42,000	InterGen NV, 144a, 7.000%, 6/30/23	40,950
248,935	Kiowa Power Partners LLC, 144a,
	4.811%, 12/30/13	250,376
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	133,401
225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	232,875
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	214,317
18,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	18,180
		3,464,884

	Telecommunication Services — 2.1%
120,000	America Movil SAB DE CV,
	2.375%, 9/8/16	121,585
300,000	AT&T, Inc., 6.550%, 2/15/39	344,478
325,000	CenturyLink, Inc., 5.150%, 6/15/17	342,062
30,000	CenturyLink, Inc., 5.800%, 3/15/22	29,550
52,000	CenturyLink, Inc., 6.450%, 6/15/21	54,210
3,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	3,128
46,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	47,265
39,000	Crown Castle International Corp.,
	5.250%, 1/15/23	37,440
10,000	Frontier Communications Corp.,
	8.125%, 10/1/18	10,975
57,000	Frontier Communications Corp.,
	8.500%, 4/15/20	62,842
60,000	GCI, Inc., 8.625%, 11/15/19	61,500
178,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	186,900
28,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	28,490
23,000	Softbank Corp., 144a, 4.500%, 4/15/20	22,166
12,000	Sprint Capital Corp., 6.875%, 11/15/28	11,520
54,000	Sprint Capital Corp., 6.900%, 5/1/19	56,160
25,000	Sprint Capital Corp., 8.750%, 3/15/32	27,500
15,000	Sprint Nextel Corp., 6.000%, 11/15/22	14,700
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	69,595
50,000	Sprint Nextel Corp., 144a,
	7.000%, 3/1/20	54,062
56,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	65,800
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	213,007
2,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	2,115
10,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	10,350
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	313,803
10,000	Videotron Ltd., 5.000%, 7/15/22	9,750
200,000	West Corp., 7.875%, 1/15/19	208,000
45,000	West Corp., 8.625%, 10/1/18	48,094
32,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	31,920
83,000	Windstream Corp., 7.875%, 11/1/17	91,092
		2,580,059

	Industrials — 1.8%
133,000	ACCO Brands Corp., 6.750%, 4/30/20	133,831
39,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	41,145
38,000	Belden, Inc., 144a, 5.500%, 9/1/22	37,335
39,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	38,708
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	211,602
10,000	BWAY Holding Co., 10.000%, 6/15/18	10,950
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	55,350
280,000	Cenveo Corp., 8.875%, 2/1/18	270,200
7,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	7,726
26,954	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	28,572
158,000	Con-way, Inc., 6.700%, 5/1/34	158,033
22,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	21,120
19,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	20,710
23,000	Griffon Corp., 7.125%, 4/1/18	24,092
80,000	Hutchison Whampoa International
	09/19 Ltd., 144a, 5.750%, 9/11/19	89,874
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	26,005
47,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	49,350
25,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	28,000
66,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	66,330
32,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	30,720
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	406,142
370,000	Republic Services, Inc., 3.550%, 6/1/22	360,097
4,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	4,140
6,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	6,300
27,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	28,822
40,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	43,300
22,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	24,255
		2,222,709

4

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 34.4% (Continued)

	Consumer Staples — 1.7%
$21,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	$21,472
66,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	70,950
29,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	29,362
15,000	Del Monte Corp., 7.625%, 2/15/19	15,412
56,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	55,300
88,000	Ingredion, Inc., 4.625%, 11/1/20	93,073
67,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	67,000
15,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	15,712
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	624,772
500,000	Kroger Co. (The), 5.000%, 4/15/42	479,573
60,000	Post Holdings, Inc., 7.375%, 2/15/22	64,200
73,000	Smithfield Foods, Inc., 6.625%, 8/15/22	78,475
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	454,012
		2,069,313

	Information Technology — 1.3%
50,000	Equinix, Inc., 7.000%, 7/15/21	54,250
221,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	222,381
5,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	5,300
92,000	Kemet Corp., 10.500%, 5/1/18	93,840
870,000	Oracle Corp., 3.875%, 7/15/20	928,280
57,000	Seagate HDD Cayman, 6.875%, 5/1/20	60,420
44,000	Seagate HDD Cayman, 144a,
	4.750%, 6/1/23	41,030
22,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	21,175
50,000	ViaSat, Inc., 6.875%, 6/15/20	52,750
94,000	Western Union Co. (The),
	5.253%, 4/1/20	99,708
		1,579,134

	Health Care — 0.9%
22,000	Accellent, Inc., 8.375%, 2/1/17	22,770
45,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	47,700
49,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	50,470
60,000	HCA, Inc., 5.875%, 3/15/22	61,575
92,000	HCA, Inc., 5.875%, 5/1/23	92,230
71,000	HCA, Inc., 6.500%, 2/15/20	76,813
19,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	19,475
325,000	Medtronic, Inc., 4.450%, 3/15/20	353,846
105,000	Omnicare, Inc., 7.750%, 6/1/20	114,975
60,000	Res-Care, Inc., 10.750%, 1/15/19	67,200
71,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	67,450
10,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	9,325
64,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	66,880
35,000	VPII Escrow Corp., 144a,
	6.750%, 8/15/18	35,875
		1,086,584
	Total Corporate Bonds	$42,104,883

	U.S. Government Mortgage-Backed
	Obligations — 26.6%
112,828	FHLMC, Pool #1B3366,
	5.455%, 3/1/37(A)	121,373
316,095	FHLMC, Pool #1H1348,
	5.755%, 10/1/36(A)	335,269
1,060,214	FHLMC, Pool #1Q0339,
	2.834%, 4/1/37(A)	1,135,488
68,172	FHLMC, Pool #A12886, 5.000%, 8/1/33	74,667
69,081	FHLMC, Pool #A13842, 6.000%, 9/1/33	77,087
33,953	FHLMC, Pool #A21415, 5.000%, 5/1/34	36,389
94,422	FHLMC, Pool #A35682, 5.000%, 7/1/35	100,973
46,300	FHLMC, Pool #A36523, 5.000%, 8/1/35	49,512
332,196	FHLMC, Pool #A46590, 5.000%, 8/1/35	363,582
125,761	FHLMC, Pool #A56988, 5.500%, 2/1/37	135,106
433,255	FHLMC, Pool #A96485, 4.500%, 1/1/41	463,409
1,462,603	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,590,828
312,396	FHLMC, Pool #C03505, 5.500%, 6/1/40	336,964
44,621	FHLMC, Pool #C62740, 7.000%, 1/1/32	50,614
26,395	FHLMC, Pool #C71972, 6.500%, 9/1/32	30,026
49,013	FHLMC, Pool #C72254, 6.500%, 7/1/32	55,448
198,895	FHLMC, Pool #C90986, 7.000%, 6/1/26	231,022
90,476	FHLMC, Pool #G02184, 5.000%, 4/1/36	96,753
1,119,625	FHLMC, Pool #G05733,
	5.000%, 11/1/39	1,227,167
652,593	FHLMC, Pool #J13584,
	3.500%, 11/1/25	686,142
533,971	FHLMC, Pool #Q02977, 4.500%, 9/1/41	563,863
270,205	FNMA, Pool #255628, 5.500%, 2/1/25	295,997
74,583	FNMA, Pool #432269, 6.500%, 8/1/28	85,614
15,689	FNMA, Pool #496848, 6.500%, 6/1/29	18,032
10,132	FNMA, Pool #535290, 8.000%, 5/1/30	11,952
31,176	FNMA, Pool #540040, 7.500%, 6/1/28	32,614
38,079	FNMA, Pool #561741, 7.500%, 1/1/31	45,350
11,782	FNMA, Pool #569874, 8.000%, 2/1/31	12,750
16,546	FNMA, Pool #575501, 6.000%, 5/1/17	17,395
90,610	FNMA, Pool #596500, 6.500%, 7/1/16	95,030
34,005	FNMA, Pool #626811, 6.500%, 6/1/17	36,057
123,850	FNMA, Pool #640291, 7.000%, 8/1/32	144,490
42,363	FNMA, Pool #644869, 7.000%, 6/1/32	44,852
89,022	FNMA, Pool #653301, 6.500%, 7/1/32	102,473
140,932	FNMA, Pool #653502, 6.500%, 7/1/32	156,809
139,585	FNMA, Pool #670402, 6.500%, 6/1/32	155,546
40,542	FNMA, Pool #690208, 6.500%, 3/1/33	46,729
109,901	FNMA, Pool #704460, 6.000%, 5/1/18	115,966
12,378	FNMA, Pool #725906,
	2.711%, 8/1/34(A)	13,205

5

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 26.6% (Continued)
$941,251	FNMA, Pool #745257, 6.000%, 1/1/36	$1,042,523
6,863	FNMA, Pool #745974,
	5.748%, 10/1/36(A)	7,417
341,006	FNMA, Pool #810049, 5.500%, 3/1/35	373,421
599,485	FNMA, Pool #819297, 6.000%, 9/1/35	662,221
207,270	FNMA, Pool #889060, 6.000%, 1/1/38	229,735
409,853	FNMA, Pool #889061, 6.000%, 1/1/38	455,548
167,315	FNMA, Pool #893003, 7.000%, 9/1/36	194,531
79,730	FNMA, Pool #895657, 6.500%, 8/1/36	87,906
654,893	FNMA, Pool #905049, 5.500%, 11/1/36	731,285
1,072,546	FNMA, Pool #908944, 5.500%, 1/1/37	1,197,583
1,157,229	FNMA, Pool #928553, 5.500%, 8/1/37	1,289,146
645,585	FNMA, Pool #933952, 5.000%, 6/1/23	687,937
72,495	FNMA, Pool #995220, 6.000%, 11/1/23	79,616
839,159	FNMA, Pool #AA3467, 4.500%, 4/1/39	903,563
1,289,632	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,388,130
211,258	FNMA, Pool #AB1800, 4.000%, 11/1/40	221,365
1,057,219	FNMA, Pool #AB2452, 4.000%, 3/1/26	1,125,243
237,127	FNMA, Pool #AB5989, 2.500%, 8/1/27	238,890
381,012	FNMA, Pool #AD3775, 4.500%, 3/1/25	409,536
525,249	FNMA, Pool #AD6193, 5.000%, 6/1/40	575,559
766,597	FNMA, Pool #AE0996, 4.000%, 2/1/41	803,272
534,984	FNMA, Pool #AE1568, 4.000%, 9/1/40	557,608
1,531,404	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,667,459
341,102	FNMA, Pool #AE5441, 5.000%, 10/1/40	370,969
845,965	FNMA, Pool #AH1135, 5.000%, 1/1/41	925,919
1,311,098	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,382,894
669,079	FNMA, Pool #AH3671, 4.000%, 2/1/26	719,560
1,042,365	FNMA, Pool #AH6622, 4.000%, 3/1/41	1,096,727
77,649	FNMA, Pool #AI0805, 4.500%, 7/1/41	82,331
548,535	FNMA, Pool #AI6588, 4.000%, 7/1/26	578,468
505,644	FNMA, Pool #AI8506, 4.000%, 8/1/26	533,252
1,565,534	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,640,356
473,293	FNMA, Pool #AL0211, 5.000%, 4/1/41	515,750
4,910	GNMA, Pool #434792, 8.000%, 7/15/30	5,548
100,773	GNMA, Pool #5305, 4.000%, 2/20/42	105,935
406,993	GNMA, Pool #736696, 4.500%, 5/15/40	435,356
30,538	GNMA, Pool #748495, 4.000%, 8/15/40	32,272
37,289	GNMA, Pool #8503, 1.750%, 9/20/24(A)	38,944
	Total U.S. Government
	Mortgage-Backed Obligations	$32,586,318

	Commercial Mortgage-Backed Securities — 12.3%
321,369	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.891%, 5/10/45(A)	323,545
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	445,275
249,293	Banc of America Commercial
	Mortgage Trust, Ser 2007-1, Class
	AAB, 5.422%, 1/15/49	257,244
423,706	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.743%, 4/10/49(A)	451,685
180,000	Banc of America Commercial
	Mortgage Trust, Ser 2008-1, Class
	A3, 6.358%, 2/10/51(A)	187,477
336,783	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2004-5, Class A4,
	4.936%, 11/10/41(A)	348,372
208,327	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-4, Class A3, 4.891%, 7/10/45	208,297
1,897,938	Bear Stearns Commercial Mortgage
	Securities, Ser 2004-T14, Class A4,
	5.200%, 1/12/41(A)††	1,924,560
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2005-PWR9, Class
	A4A, 4.871%, 9/11/42††	932,600
109,031	Bear Stearns Commercial Mortgage
	Securities, Ser 2006-PW13, Class A3,
	5.518%, 9/11/41††	109,000
875,000	Bear Stearns Commercial Mortgage
	Securities, Ser 2007-PW16, Class A4,
	5.905%, 6/11/40(A)††	988,383
135,000	Commercial Mortgage Pass-Through,
	Ser 2005-C6, Class A5A,
	5.116%, 6/10/44(A)	144,714
377,000	Commercial Mortgage Pass-Through,
	Ser 2012-9W57, Class A, 144a,
	2.365%, 2/10/29	384,873
550,000	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-C3, Class
	A5, 5.113%, 7/15/36(A)	568,697
495,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K501 Class
	A2, 1.655%, 11/25/16	502,156
300,000	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	308,359
226,122	GE Capital Commercial Mortgage
	Corp., Ser 2005-C4, Class ASB,
	5.439%, 11/10/45(A)	231,051
950,000	GMAC Commercial Mortgage
	Securities, Inc., Ser 2005-C1, Class
	A4, 4.619%, 5/10/43	980,865
128,903	Greenwich Capital Commercial
	Funding Corp., Ser 2005-GG3, Class
	A3, 4.569%, 8/10/42	128,803
261,660	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	265,936
275,000	GS Mortgage Securities Corp. II, Ser
	2012-GC6, Class AAB,
	3.314%, 1/10/45	280,381

6

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 12.3%
	(Continued)
$150,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2001-CIB2, Class D,
	6.847%, 4/15/35(A)	$152,571
500,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2005-LDP5, Class A4,
	5.367%, 12/15/44(A)	539,570
200,564	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2006-CB14, Class A3B,
	5.674%, 12/12/44(A)	202,403
350,000	JP Morgan Chase Commercial
	Mortgage Securities Corp., Ser
	2007-CB20, Class A3,
	5.819%, 2/12/51	360,002
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	293,474
237,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C1, Class A4,
	5.156%, 2/15/31††	255,999
255,397	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C3, Class A3,
	5.689%, 3/15/32(A)††	263,010
1,675,000	Morgan Stanley Capital I Trust, Ser
	2003-IQ6, Class C, 144a,
	5.293%, 12/15/41(A)	1,715,383
165,000	Morgan Stanley Capital I Trust, Ser
	2006-HQ9, Class AM,
	5.773%, 7/12/44(A)	179,540
330,000	Morgan Stanley Capital I Trust, Ser
	2007-T27, Class A4,
	5.816%, 6/11/42(A)	373,099
249,669	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C29, Class A3,
	5.313%, 11/15/48	253,589
202,519	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	205,622
325,747	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	345,714
	Total Commercial
	Mortgage-Backed Securities	$15,112,249

	U.S. Treasury Obligations — 7.6%
700,000	U.S. Treasury Bond, 2.875%, 5/15/43	619,500
2,100,000	U.S. Treasury Bond, 3.125%, 2/15/43	1,960,220
3,595,000	U.S. Treasury Inflation Indexed
	Bonds, 0.125%, 1/15/23	3,511,922
3,500,000	U.S. Treasury Note, 1.750%, 5/15/23	3,277,967
	Total U.S. Treasury Obligations	$9,369,609

	Non-Agency Collateralized Mortgage
	Obligations — 5.5%
7,603	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.907%, 3/25/35(A)	6,934
1,004,595	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	1,032,652
113,266	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	114,609
249,478	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	253,127
701,299	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	700,288
262,768	HomeBanc Mortgage Trust, Ser
	2004-1, Class 2M2,
	1.918%, 8/25/29(A)	58,533
12,690	JP Morgan Alternative Loan Trust, Ser
	2007-A2, Class 12A2,
	0.293%, 6/25/37(A)	12,678
228,146	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.651%, 2/25/35(A)	226,503
1,361,914	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 3A2,
	2.582%, 4/25/35(A)	1,337,338
759,705	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	4.247%, 4/25/35(A)	751,527
125,480	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.510%, 6/25/36(A)	108,545
131,761	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	135,561
82,924	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	84,388
379,288	PHH Mortgage Capital LLC, Ser
	2008-CIM2, Class 5A1,
	6.000%, 7/25/38	378,347
355,625	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	295,027
40,023	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	40,025
110,070	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.610%, 1/25/36(A)	102,520
220,027	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(C)	213,715
355,690	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	334,085

7

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 5.5% (Continued)
$281,575	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	$246,251
260,456	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 4.182%, 6/25/33(A)	258,624
	Total Non-Agency Collateralized
	Mortgage Obligations	$6,691,277

	Asset-Backed Securities — 5.8%
1,500,000	1st Financial Bank USA, Ser 2010-D,
	Class A, 144a, 3.720%, 6/17/19	1,514,948
58,408	AmeriCredit Automobile Receivables
	Trust, Ser 2011-5, Class A2,
	1.190%, 8/8/15	58,480
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	7.210%, 2/25/33(C)	2,918
1,195,150	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	1,272,738
484,235	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	343,659
303	Equivantage Home Equity Loan Trust,
	Ser 1996-3, Class A3,
	7.700%, 9/25/27	305
311,622	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(C)	329,736
13,473	First Frankin Mortgage Loan Trust, Ser
	2004-FF11, Class 1A2,
	0.893%, 1/25/35(A)	13,423
600,000	First Frankin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(C)	159,865
145,413	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(C)	162,314
2,076,036	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,290,337
866,001	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(C)	900,814
10,228	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	10,517
	Total Asset-Backed Securities	$7,060,054

Shares

	Preferred Stocks — 2.9%

	Consumer Discretionary— 1.6%
20	HJ Heinz Finance Co., 144a, 0.100%	$2,025,626

	Financials— 0.6%
2,750	Ally Financial, Inc., 0.046%	68,915
22,133	Public Storage, 0.037%†	553,325
4,794	Realty Income Corp., 0.014%	123,446
		745,686

	Utilities— 0.7%
8,125	Southern California Edison Co.,
	0.007%(A)	823,926
	Total Preferred Stocks	$3,595,238

Principal
Amount

	Sovereign Government Obligations — 1.5%
$730,000	Corp. Andina de Fomento, 4.375%,
	6/15/22	$743,352
320,000	Province of British Columbia, 2.650%,
	9/22/21	318,570
890,000	Province of Ontario Canada, 2.450%,
	6/29/22	838,330
	Total Sovereign Government
	Obligations	$1,900,252

	Municipal Bonds — 1.3%

	California— 0.2%
215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	240,254

	Georgia— 0.2%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	218,678

	Ohio— 0.7%
850,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	800,998

	Pennsylvania— 0.2%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	282,105
	Total Municipal Bonds	$1,542,035

	Mortgage-Backed Securities — 0.7%
346,705	FNMA, Ser 2004-W15, Class 2AF,
	0.443%, 8/25/44(A)	344,282
475,174	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	490,164
	Total Mortgage-Backed Securities	$834,446

8

Touchstone Core Bond Fund (Unaudited) (Continued)

Principal Amount		Market Value

	Agency Collateralized Mortgage Obligation — 0.0%
$22,455	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	$23,935

Shares

	Investment Funds — 1.3%
207,658	Invesco Government & Agency
	Portfolio, Institutional Class**	$207,658
1,368,721	Touchstone Institutional Money
	Market Fund^	1,368,721
	Total Investment Funds	$1,576,379

	Total Investment Securities —99.9%
	(Cost $120,733,691)	$122,396,675

	Other Assets in Excess of Liabilities — 0.1%	73,660

	Net Assets — 100.0%	$122,470,335

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2013 was $13,420 or 0.1% of net assets.

(C)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2013.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $202,705.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded. TheFundreceivesprincipalandinterest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association
LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit
UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $14,024,756 or 11.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of investments.

9

Touchstone Core Bond Fund (Unaudited) (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$42,104,883	$—	$42,104,883
U.S. Government Mortgage-Backed Obligations	—	32,586,318	—	32,586,318
Commercial Mortgage-Backed Securities	—	15,112,249	—	15,112,249
U.S. Treasury Obligations	—	9,369,609	—	9,369,609
Non-Agency Collateralized Mortgage Obligations	—	6,691,277	—	6,691,277
Asset-Backed Securities	—	7,060,054	—	7,060,054
Preferred Stocks	3,595,238	—	—	3,595,238
Sovereign Government Obligations	—	1,900,252	—	1,900,252
Municipal Bonds	—	1,542,035	—	1,542,035
Mortgage-Backed Securities	—	834,446	—	834,446
Agency Collateralized Mortgage Obligations	—	23,935	—	23,935
Investment Funds	1,576,379	—	—	1,576,379
				$122,396,675

See accompanying Notes to Portfolios of Investments.

10

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2013 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds— 97.5%

	Consumer Discretionary — 20.7%
$995,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	$975,100
2,295,000	AMC Networks, Inc., 7.750%, 7/15/21	2,507,288
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,605,675
48,000	Asbury Automotive Group, Inc.,
	7.625%, 3/15/17	49,380
758,000	Asbury Automotive Group, Inc., 144a,
	8.375%, 11/15/20	839,485
1,463,000	AutoNation, Inc., 5.500%, 2/1/20	1,521,520
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	545,000
1,832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	1,740,400
291,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 1/15/24	280,815
870,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	906,975
1,151,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	1,199,918
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,094,980
330,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.250%, 3/15/21	325,050
3,623,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	3,686,402
1,216,000	Clear Channel Worldwide Holdings,
	Inc., 7.625%, 3/15/20	1,258,560
585,000	Clear Channel Worldwide Holdings,
	Inc., 144a, 6.500%, 11/15/22	602,550
623,000	Cogeco Cable, Inc., 144a,
	4.875%, 5/1/20	605,868
2,166,000	Delphi Corp., 5.000%, 2/15/23	2,225,565
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,224,160
1,879,000	Exide Technologies, 2/1/18(A)†	1,146,190
339,000	Goodyear Tire & Rubber Co. (The),
	6.500%, 3/1/21	344,932
2,973,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,463,545
776,000	Intelsat Jackson Holdings SA, 144a,
	5.500%, 8/1/23	729,440
559,000	International Automotive
	Components Group SA, 144a,
	9.125%, 6/1/18	559,000
1,500,000	Jarden Corp., 7.500%, 1/15/20	1,605,000
440,000	Lamar Media Corp., 5.875%, 2/1/22	452,100
45,000	Lamar Media Corp., 7.875%, 4/15/18	47,925
1,406,000	Libbey Glass, Inc., 6.875%, 5/15/20	1,471,028
432,000	LKQ Corp., 144a, 4.750%, 5/15/23	412,560
2,692,000	Ltd. Brands, Inc., 5.625%, 2/15/22	2,732,380
1,000,000	Ltd. Brands, Inc., 7.600%, 7/15/37	1,027,500
328,000	Lynx I Corp., 144a, 5.375%, 4/15/21	329,640
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,452,005
1,201,000	Penske Automotive Group, Inc.,
	5.750%, 10/1/22	1,225,020
1,282,000	PulteGroup, Inc., 6.375%, 5/15/33	1,198,670
236,000	PulteGroup, Inc., 7.875%, 6/15/32	259,600
1,321,000	Quebecor Media, Inc., 5.750%, 1/15/23	1,287,975
1,670,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,753,500
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	422,500
806,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22†	789,880
1,129,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	1,154,402
1,233,000	Sabre, Inc., 144a, 8.500%, 5/15/19	1,313,145
158,000	Service Corp. International/US,
	7.000%, 6/15/17	174,195
1,485,000	Service Corp. International/US,
	8.000%, 11/15/21	1,700,325
400,000	Service Corp. International/US, 144a,
	5.375%, 1/15/22	399,000
170,000	Sinclair Television Group, Inc., 144a,
	5.375%, 4/1/21	163,200
757,000	Sinclair Television Group, Inc., 144a,
	6.125%, 10/1/22	757,000
1,724,000	Sirius XM Radio, Inc., 144a,
	4.250%, 5/15/20	1,620,560
1,370,000	Stewart Enterprises, Inc.,
	6.500%, 4/15/19	1,452,200
2,518,000	StoneMor Partners LP / Cornerstone
	Family Services of WV, 144a,
	7.875%, 6/1/21	2,467,640
482,000	Suburban Propane Partners LP /
	Suburban Energy Finance Corp.,
	7.500%, 10/1/18	506,100
461,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	496,728
1,168,000	Tenneco, Inc., 6.875%, 12/15/20	1,249,760
862,000	Tenneco, Inc., 7.750%, 8/15/18	922,340
596,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	649,640
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,242,885
1,978,000	Valassis Communications, Inc.,
	6.625%, 2/1/21	1,938,440
2,929,000	Visteon Corp., 6.750%, 4/15/19	3,082,772
		68,195,413

	Energy — 20.5%
1,350,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	1,252,125
929,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	940,612

11

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Energy — (Continued)
$494,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	5.875%, 8/1/23	$469,300
747,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	748,868
658,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp., 144a,
	6.625%, 10/1/20	659,645
806,000	Basic Energy Services, Inc.,
	7.750%, 2/15/19	795,925
1,750,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	1,728,125
600,000	Berry Petroleum Co., 6.750%, 11/1/20	621,000
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	1,970,000
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,389,440
1,713,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	1,832,910
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	693,375
695,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	754,075
205,000	Chesapeake Energy Corp.,
	9.500%, 2/15/15	226,525
1,050,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,118,250
304,000	CONSOL Energy, Inc., 8.000%, 4/1/17	319,960
554,000	CONSOL Energy, Inc., 8.250%, 4/1/20	580,315
2,034,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 7.750%, 4/1/19	2,095,020
767,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 7.750%, 4/1/19	790,010
1,441,000	Denbury Resources, Inc.,
	4.625%, 7/15/23	1,329,322
2,494,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	2,487,765
1,751,000	Enterprise Products Operating LLC,
	7.000%, 6/1/67(B)	1,851,682
1,346,000	Enterprise Products Operating LLC,
	8.375%, 8/1/66(B)	1,500,790
2,458,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	2,580,900
808,000	Exterran Holdings, Inc.,
	7.250%, 12/1/18	856,480
1,818,000	Exterran Partners LP / EXLP Finance
	Corp., 144a, 6.000%, 4/1/21	1,790,730
1,478,000	Forest Oil Corp., 7.250%, 6/15/19	1,389,320
175,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	187,250
3,089,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 144a,
	5.750%, 2/15/21	3,011,775
1,088,000	Gibson Energy, Inc., 144a,
	6.750%, 7/15/21	1,085,280
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,349,380
1,250,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 8.000%, 2/15/20	1,343,750
4,136,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	4,342,800
1,042,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	5.500%, 2/15/23	1,026,370
2,388,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp., 144a,
	7.250%, 2/15/21	2,399,940
654,000	MEG Energy Corp., 144a,
	6.375%, 1/30/23	634,380
1,227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,265,957
854,000	Newfield Exploration Co.,
	5.625%, 7/1/24	828,380
896,000	Newfield Exploration Co.,
	6.875%, 2/1/20	922,880
484,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	452,540
2,152,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	2,238,080
1,207,000	Peabody Energy Corp.,
	6.000%, 11/15/18	1,210,018
3,063,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	3,285,068
14,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	14,980
770,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.500%, 7/15/21	804,650
780,000	Regency Energy Partners LP /
	Regency Energy Finance Corp.,
	6.875%, 12/1/18	820,950
1,474,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	1,319,230
750,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 2/1/21	727,500
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	287,850
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	2,221,560
1,308,000	SemGroup LP, 144a, 7.500%, 6/15/21	1,321,080
1,424,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,491,640
123,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	144a, 4.250%, 11/15/23	109,778
		67,475,535

	Materials — 9.3%
1,737,000	AK Steel Corp., 7.625%, 5/15/20†	1,476,450

12

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Materials — (Continued)
$1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	$1,714,960
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	443,825
2,295,000	ArcelorMittal, 5.750%, 8/5/20	2,272,050
1,388,000	ArcelorMittal, 7.500%, 10/15/39	1,318,600
2,500,000	Barrick Gold Corp., 144a,
	4.100%, 5/1/23	2,088,640
1,674,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	1,661,445
303,000	Bombardier, Inc., 144a,
	7.750%, 3/15/20	336,330
2,173,000	Cascades, Inc., 7.875%, 1/15/20	2,270,785
2,572,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	2,494,840
2,378,000	HudBay Minerals, Inc., 9.500%, 10/1/20	2,318,550
1,263,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,234,582
1,408,000	Koppers, Inc., 7.875%, 12/1/19	1,506,560
968,000	LyondellBasell Industries N.V.,
	6.000%, 11/15/21	1,087,747
575,000	Novelis, Inc., 8.375%, 12/15/17	609,500
2,607,000	PolyOne Corp., 144a, 5.250%, 3/15/23	2,567,895
980,000	Steel Dynamics, Inc., 144a,
	5.250%, 4/15/23	960,400
853,000	Tembec Industries, Inc.,
	11.250%, 12/15/18	921,240
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,542,980
275,000	United States Steel Corp.,
	7.375%, 4/1/20	270,875
1,219,000	Vulcan Materials Co., 7.500%, 6/15/21	1,365,280
		30,463,534

	Health Care — 8.8%
1,200,000	Accellent, Inc., 8.375%, 2/1/17	1,242,000
1,981,000	Capella Healthcare, Inc.,
	9.250%, 7/1/17	2,099,860
2,454,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,527,620
2,430,000	HCA, Inc., 5.875%, 3/15/22	2,493,788
589,000	HCA, Inc., 5.875%, 5/1/23	590,472
3,085,000	HCA, Inc., 6.500%, 2/15/20	3,337,584
2,639,000	Health Management Associates, Inc.,
	7.375%, 1/15/20	2,893,005
903,000	Kindred Healthcare, Inc.,
	8.250%, 6/1/19	925,575
2,467,000	Omnicare, Inc., 7.750%, 6/1/20	2,701,365
3,155,000	ResCare, Inc., 10.750%, 1/15/19	3,533,600
1,747,000	Select Medical Corp., 144a,
	6.375%, 6/1/21	1,659,650
1,428,000	Tenet Healthcare Corp., 144a,
	4.500%, 4/1/21	1,331,610
2,374,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	2,480,830
1,121,000	VPII Escrow Corp., 144a,
	6.750%, 8/15/18	1,149,025
		28,965,984

	Telecommunication Services — 7.9%
300,000	CenturyLink, Inc., 5.800%, 3/15/22	295,500
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,497,030
345,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	359,662
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	721,305
1,003,000	Crown Castle International Corp.,
	5.250%, 1/15/23	962,880
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,766,975
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,747,462
1,250,000	GCI, Inc., 8.625%, 11/15/19	1,281,250
1,238,000	Intelsat Jackson Holdings SA,
	7.250%, 10/15/20	1,299,900
500,000	Intelsat Jackson Holdings SA,
	7.500%, 4/1/21	525,000
939,000	MetroPCS Wireless, Inc., 144a,
	6.250%, 4/1/21	955,432
886,000	Softbank Corp., 144a, 4.500%, 4/15/20	853,882
646,000	Sprint Capital Corp., 6.875%, 11/15/28	620,160
948,000	Sprint Nextel Corp., 6.000%, 11/15/22	929,040
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	499,512
2,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	2,354,040
1,080,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	1,142,100
1,223,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	1,265,805
391,000	Videotron Ltd., 5.000%, 7/15/22	381,225
1,241,000	West Corp., 7.875%, 1/15/19	1,290,640
1,246,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	1,242,885
462,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	465,465
750,000	Windstream Corp., 7.000%, 3/15/19	751,875
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,601,075
		25,810,100

	Financials — 7.5%
438,000	Aircastle Ltd., 6.250%, 12/1/19	454,972
1,274,000	Ally Financial, Inc., 8.000%, 11/1/31	1,522,430
1,602,000	Barclays Bank PLC, 144a,
	6.860%, 9/29/49(B)	1,585,980
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,824,655
464,000	Credit Acceptance Corp.,
	9.125%, 2/1/17	490,680
1,111,000	EDP Finance BV, 144a, 6.000%, 2/2/18	1,144,330
233,000	International Lease Finance Corp.,
	4.625%, 4/15/21	214,360
4,014,000	International Lease Finance Corp.,
	5.875%, 8/15/22	3,978,878
1,400,000	Liberty Mutual Group, Inc., 144a,
	7.800%, 3/15/37	1,641,500

13

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Financials — (Continued)
$50,000	Liberty Mutual Group, Inc., 144a,
	10.750%, 6/15/58(B)	$76,250
1,300,000	MetLife, Inc., 10.750%, 8/1/39	2,008,500
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,301,900
545,000	Omega Healthcare Investors, Inc.,
	5.875%, 3/15/24	562,712
795,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	846,675
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,065,000
2,747,000	PHH Corp., 7.375%, 9/1/19	2,911,820
		24,630,642

	Industrials — 7.5%
1,275,000	ACCO Brands Corp., 6.750%, 4/30/20	1,282,970
1,216,000	Amsted Industries, Inc., 144a,
	8.125%, 3/15/18	1,282,880
90,000	Ardagh Packaging Finance PLC /
	Ardagh MP Holdings USA, Inc.,
	144a, 7.375%, 10/15/17	95,962
1,508,000	Belden, Inc., 144a, 5.500%, 9/1/22	1,481,610
902,000	BWAY Holding Co., 10.000%, 6/15/18	987,690
975,000	Calcipar SA, 144a, 6.875%, 5/1/18	999,375
2,812,000	Case New Holland, Inc.,
	7.875%, 12/1/17	3,184,590
596,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	657,835
1,567,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	1,478,856
946,195	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	1,002,968
884,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	848,640
994,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,083,460
310,000	Gibraltar Industries, Inc., 144a,
	6.250%, 2/1/21	320,850
1,159,000	Griffon Corp., 7.125%, 4/1/18	1,214,052
295,000	Iron Mountain, Inc., 8.000%, 6/15/20	306,859
540,000	Iron Mountain, Inc., 8.375%, 8/15/21	574,425
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	1,997,100
1,372,000	JM Huber Corp., 144a,
	9.875%, 11/1/19	1,536,640
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 4.500%, 10/1/20	790,080
240,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	248,400
350,000	TransDigm, Inc., 144a,
	5.500%, 10/15/20	330,750
221,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	232,050
1,053,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,124,078
768,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	831,360
541,000	United Rentals North America, Inc.,
	9.250%, 12/15/19	596,452
		24,489,932

	Consumer Staples — 5.6%
747,000	ARAMARK Corp., 144a,
	5.750%, 3/15/20	763,808
1,299,000	Barry Callebaut Services N.V., 144a,
	5.500%, 6/15/23	1,307,495
2,488,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	2,674,600
1,232,000	Central Garden and Pet Co.,
	8.250%, 3/1/18	1,247,400
1,443,000	Del Monte Corp., 7.625%, 2/15/19	1,482,682
1,995,000	Ingles Markets, Inc., 144a,
	5.750%, 6/15/23	1,970,062
2,898,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	2,898,000
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	644,212
2,537,000	Post Holdings, Inc., 7.375%, 2/15/22	2,714,590
2,510,000	Smithfield Foods, Inc., 6.625%, 8/15/22	2,698,250
		18,401,099

	Information Technology — 5.1%
321,000	Equinix, Inc., 4.875%, 4/1/20	314,580
962,000	Equinix, Inc., 5.375%, 4/1/23	942,760
1,150,000	Equinix, Inc., 7.000%, 7/15/21	1,247,750
3,681,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	3,704,006
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	258,640
3,506,000	Kemet Corp., 10.500%, 5/1/18	3,576,120
3,107,000	Seagate HDD Cayman, 6.875%, 5/1/20	3,293,420
383,000	Seagate HDD Cayman, 144a,
	4.750%, 6/1/23	357,148
819,000	Sensata Technologies BV, 144a,
	4.875%, 10/15/23	788,288
2,293,000	ViaSat, Inc., 6.875%, 6/15/20	2,419,115
		16,901,827

	Utilities — 4.6%
380,000	AES Corp., 7.375%, 7/1/21	417,050
1,808,000	AES Corp., 8.000%, 10/15/17	2,034,000
2,450,000	Ameren Energy Generating Co.,
	7.000%, 4/15/18†	2,009,000
1,199,000	Calpine Corp., 144a, 7.500%, 2/15/21	1,279,932
461,000	Calpine Corp., 144a, 7.875%, 7/31/20	500,185
1,720,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,849,000
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	531,250
1,411,000	InterGen NV, 144a, 7.000%, 6/30/23	1,375,725
2,182,000	NRG Energy, Inc., 7.875%, 5/15/21	2,329,285

14

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Utilities — (Continued)
$2,762,000	Sabine Pass LNG LP, 144a,
	6.500%, 11/1/20	$2,789,620
		15,115,047
	Total Corporate Bonds	$320,449,113

Shares

	Preferred Stocks — 0.3%

	Financials— 0.3%
30,726	Ally Financial, Inc., 0.046%	769,994
8,730	Countrywide Capital V, 0.044%	219,648
	Total Preferred Stocks	$989,642

	Investment Fund — 1.5%
4,980,013	Invesco Government & Agency
	Portfolio, Institutional Class**	$4,980,013

	Total Investment Securities —99.3%
	(Cost $324,188,913)	$326,418,768

	Other Assets in Excess of Liabilities — 0.7%	2,212,684
	Net Assets — 100.0%	$328,631,452

(A)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of June 30, 2013 was $1,146,190 or 0.3% of net assets.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2013 was $4,758,498.

Portfolio Abbreviations:

LLC - Limited Liability Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $102,559,591 or 31.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$320,449,113	$—	$320,449,113
Preferred Stocks	989,642	—	—	989,642
Investment Fund	4,980,013	—	—	4,980,013
				$326,418,768

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Institutional Money Market Fund – June 30, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds— 16.9%
$7,665,000	National Rural Utilities Cooperative Finance Corp.	5.500%	07/01/13	$7,665,000
9,000,000	Royal Bank of Canada MTN	2.100	07/29/13	9,012,951
3,300,000	HSBC Bank PLC 144a	1.625	08/12/13	3,305,194
3,760,000	UBS AG	2.250	08/12/13	3,767,698
8,110,000	Northern Trust Corp.	5.500	08/15/13	8,161,999
3,900,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	3,929,416
4,665,000	Canadian Imperial Bank of Commerce	1.450	09/13/13	4,675,439
1,120,000	US Bancorp MTN	1.375	09/13/13	1,121,389
1,540,000	Caterpillar Financial Services Corp. MTN	6.200	09/30/13	1,562,674
2,230,000	JPMorgan Chase & Co.	1.650	09/30/13	2,237,478
8,895,000	International Business Machines Corp.	6.500	10/15/13	9,053,751
1,000,000	Wal-Mart Stores, Inc.	0.750	10/25/13	1,001,546
414,000	US Bancorp MTN	1.125	10/30/13	414,856
600,000	National Rural Utilities Cooperative Finance Corp.	1.125	11/01/13	601,404
2,000,000	Caterpillar, Inc.	7.000	12/15/13	2,060,319
3,756,000	Bank of Nova Scotia	2.375	12/17/13	3,791,289
2,582,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	2,597,324
1,300,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	1,309,988
7,500,000	Royal Bank of Canada	1.125	01/15/14	7,534,690
3,800,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	3,836,163
250,000	Caterpillar Financial Services Corp. MTN	6.125	02/17/14	258,889
9,750,000	Toyota Motor Credit Corp. MTN(A)	0.274	02/24/14	9,750,000
1,950,000	National Rural Utilities Cooperative Finance Corp.	4.750	03/01/14	2,005,542
1,050,000	Bank of Montreal MTN	1.750	04/29/14	1,061,650
	Total Corporate Bonds			$90,716,649

	Commercial Paper— 3.3%
17,900,000	NSTAR Elctrical Co.	0.100	07/01/13	17,900,000

	Municipal Bonds— 6.7%
4,400,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	4,400,000
1,000,000	Manchester CT BANS UTGO Ser 2013	1.000	07/05/13	1,000,027
1,000,000	IN St Bond Bank (Ref Sch Severence) Ser 2012 C	0.500	07/15/13	1,000,000
1,000,000	Miami-Dade Co FL Sch Brd Certificate Participation Ser 2003 D Pre-refunded @ $100	5.000	08/01/13	1,003,971
400,000	TN St UTGO Ser B Pre-refunded @ $100	5.500	08/01/13	401,714
4,415,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	4,416,266
425,000	North Carolina Medical Care Commission (Cape Fear VY Health Sys)
	Ser 2008 C Pre-refunded @ $100	5.250	10/01/13	430,068
5,400,000	American Muni Pwr, Inc. OH BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	5,403,861
500,000	Springboro OH BANS (Real Estate Acquisition) Ser 2012	1.250	10/24/13	500,938
1,400,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,404,020
2,700,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	2,700,206
3,015,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	3,030,722
3,900,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	3,907,928
3,600,000	Fishers Redev Auth Lease Rev BANS Ser 2013	0.750	04/12/14	3,600,000
1,750,000	Riverside OH Rev BANS Ser 2013	1.250	04/24/14	1,757,054
1,000,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	1,002,460
	Total Municipal Bonds			$35,959,235

	U.S. Government Agency Obligations— 20.4%
43,400,000	Farmer Mac Discount Notes#	1.000	07/01/13	43,400,000
216,783	Overseas Private Investment Corp.(A)(B)	0.140	09/15/13	216,784

16

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 20.4% (Continued)
$3,168,103	Overseas Private Investment Corp.(A)(B)	0.140%	03/15/17	$3,168,103
3,500,000	Overseas Private Investment Corp.(A)(B)	0.140	10/20/17	3,500,000
5,750,000	Overseas Private Investment Corp.(A)(B)	0.140	03/15/19	5,750,001
2,790,000	Overseas Private Investment Corp.(A)(B)	0.140	12/15/19	2,790,000
10,984,800	Overseas Private Investment Corp.(A)(B)	0.140	01/15/21	10,984,800
7,641,600	Overseas Private Investment Corp.(A)(B)	0.140	01/15/21	7,641,600
3,018,000	Overseas Private Investment Corp.(A)(B)	0.140	01/15/21	3,018,000
6,035,088	Overseas Private Investment Corp.(A)(B)	0.140	03/15/24	6,035,088
1,885,965	Overseas Private Investment Corp.(A)(B)	0.140	03/15/24	1,885,965
7,719,293	Overseas Private Investment Corp.(A)(B)	0.140	06/15/24	7,719,293
7,100,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/30	7,100,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/30	2,000,000
4,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/34	4,000,000
	Total U.S. Government Agency Obligations			$109,209,634

	Certificates of Deposit— 3.3%
5,400,000	Bank of Nova Scotia/Houston(A)	0.390	08/15/13	5,400,000
6,300,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(A)	0.875	03/07/14	6,317,315
6,200,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.285	03/21/14	6,200,000
	Total Certificates of Deposit			$17,917,315

	Variable Rate Demand Notes(B) — 46.5%
100,000	Simba USA LLC Ser 2003	0.310	04/01/14	100,000
300,000	Burgess & Niple Ltd.	0.250	09/01/14	300,000
1,700,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 A	0.050	11/01/14	1,700,000
1,300,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 C	0.050	11/01/14	1,300,000
400,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 D	0.050	11/01/14	400,000
900,000	Douglas Co GA Dev Auth Pandosia LLC Ser 2007 B (LOC: Wells Fargo Bank NA)	0.250	12/01/14	900,000
805,000	Kenwood Lincoln-Mercury	0.210	05/01/15	805,000
365,000	New Belgium Brewing Co., Inc.	0.250	07/01/15	365,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.300	12/01/15	785,000
975,000	Kenwood Country Club	0.190	12/01/15	975,000
470,000	SC St Jobs-Econ DE Woodhead LLC Ser 2010 B (LOC: FHLB)	0.390	03/01/16	470,000
1,400,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.160	04/01/17	1,400,000
800,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.500	06/01/17	800,000
2,655,000	Team Rahal of Pittsburgh 144a	0.240	11/01/17	2,655,000
1,980,000	Yuengling Beer Co., Inc.	0.280	11/01/19	1,980,000
1,535,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.530	12/01/19	1,535,000
993,000	Hopewell Development Co.	0.250	03/01/20	993,000
4,060,000	Crystal Clinic	0.230	04/01/20	4,060,000
1,565,000	Secor Realty, Inc.	0.210	04/01/20	1,565,000
3,500,000	D.G.Y. Real Estate LP	0.280	05/01/20	3,500,000
1,208,000	Oldham Co KY (Unltd Inc Proj) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.270	11/01/20	1,208,000
1,360,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.290	01/01/21	1,360,000
1,110,000	QC Reprographics LLC	0.380	02/28/21	1,110,000
2,425,000	CHS Properties, Inc. Ser 2006	0.180	06/01/21	2,425,000
755,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.240	11/01/21	755,000
2,760,000	Crozer-Keystone Health System	0.300	12/15/21	2,760,000
1,734,000	Progress Industrial Properties, Inc.	0.230	01/01/22	1,734,000
1,640,000	Odenton Baptist Church	0.340	07/01/22	1,640,000
3,900,000	Mason City Clinic PC	0.250	09/01/22	3,900,000
4,500,000	Penco Products, Inc. 144a	0.200	09/01/22	4,500,000

17

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(B) — 46.5% (Continued)
$215,000	Green Street Surgery Center LLC	0.350%	03/01/23	$215,000
1,923,600	Campus Research Corp. Ser A	0.200	06/01/23	1,923,600
1,125,000	Forest WI IDR (Baker Cheese Factory Proj) Ser 2003 (LOC: U.S. Bank NA)	0.270	09/01/23	1,125,000
5,870,000	Mountain Agency, Inc. (The)	0.320	12/01/23	5,870,000
1,000,000	Dayton Wheel Concepts, Inc.	0.210	05/01/24	1,000,000
3,260,000	First Church of Christ Christian, Inc. Ser 06-A	0.380	04/01/26	3,260,000
2,320,000	First Church of Christ Christian, Inc. Ser 06-B	0.380	04/01/26	2,320,000
810,000	Heart Property LLC Project	0.250	07/01/26	810,000
830,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.230	08/01/26	830,000
2,370,000	Miarko, Inc.	0.210	02/01/27	2,370,000
495,000	CA St Statewide CDA Oakmont Stockton C T Rmk Ser 1997 (LOC: FHLB)	0.300	05/01/27	495,000
6,615,000	Blue Hen Hotel LLC	0.230	09/01/27	6,615,000
4,025,000	Jungs Station Associates	0.230	09/01/27	4,025,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.210	07/01/28	1,650,000
13,360,000	Kansas City MO (Blue Ridge Mall) Ser 2005 (LOC: BMO Harris Bank NA)	0.170	11/01/28	13,360,000
1,700,000	Jacksonville FL Edl Facs Rev (Edward Waters College Proj) Ser 2004 (LOC: Wells Fargo Bank NA)	0.160	12/01/29	1,700,000
9,290,000	TP Racing LLLP	0.350	06/01/30	9,290,000
2,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.090	10/01/31	2,000,000
7,510,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.050	10/01/31	7,510,000
1,900,000	Sheboygan Falls WI Indl Rev Adj Dev, Inc. Project Ser 2007 B (LOC: U.S. Bank NA)	0.310	01/01/32	1,900,000
1,790,000	486 Lesser Street LLC	0.170	02/01/32	1,790,000
1,535,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2002 O (LOC: Great Western Bank)	0.200	09/01/32	1,535,000
705,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T (LIQ: FNMA)	0.260	09/15/32	705,000
100,000	OH St Air Quality Dev Auth Ref Poll Control Ser 2008 (LOC: Bank of Nova Scotia)	0.090	11/01/32	100,000
12,300,000	Andrew W Mellon Foundation Ser 2008	0.130	12/01/32	12,300,000
2,370,000	Cincinnati Christian University	0.190	12/01/32	2,370,000
8,250,000	TMF Biofuels LLC	0.190	12/01/32	8,250,000
10,525,000	Lexington Financial Services LLC	0.170	01/01/33	10,525,000
200,000	FL St HFC Waterford Pointe Ser 2000 E-2 (LIQ: FNMA)	0.210	02/15/33	200,000
2,660,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The)	0.190	05/01/33	2,660,000
1,900,000	OH St Wtr Dev Auth Ref Ser 2010 C (LOC: UBS AG)	0.130	06/01/33	1,900,000
8,200,000	Raleigh NC Cops Certificate Participation Ser 2008 (LOC: Wachovia Bank NA)	0.200	08/01/33	8,200,000
4,225,000	First Christian Church of Florissant	0.190	01/01/34	4,225,000
1,000,000	French Lick IN EDR Town Green Place Ser A (LOC: PNC Bank NA)	0.250	01/01/34	1,000,000
5,500,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.040	06/01/34	5,500,000
5,085,000	Lee Family Partnership LLC	0.200	07/01/34	5,085,000
2,750,000	Gables of Germantown LLC (The)	0.440	04/01/35	2,750,000
5,000,000	MS St Business Fin Corp. (Chevron USA Inc) Ser 2010 G	0.050	11/01/35	5,000,000
1,710,000	Southwestern IL Dev Auth (Mattingly Lumber) Ser 2005 B (LOC: First Bank, FHLMC)	0.240	12/01/35	1,710,000
1,625,000	JJB Properties LLC (Rental Property) Ser 2006 (LOC: Arvest Bank, FHLMC)	0.160	01/01/36	1,625,000
1,030,000	Springside Corp. Exchange Partners I LLC	0.210	02/01/36	1,030,000
3,510,000	Manhattan Christian College, Inc.	0.260	05/01/36	3,510,000
2,340,000	Southwestern OH Water Co. (The)	0.210	05/01/36	2,340,000
3,582,000	Mill Street Village LLC	0.360	01/01/37	3,582,000
5,595,000	Harvest Time Tabernacle, Inc.	0.260	08/01/37	5,595,000
1,000,000	BJ Financing LLC	0.190	12/01/37	1,000,000
1,810,000	Grace Evangelical Lutheran Church	0.260	02/01/38	1,810,000
1,670,000	Pickerington Church of the Nazarene	0.260	07/01/38	1,670,000

18

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(B) — 46.5% (Continued)
$775,000	CO St Edl & Cultural Northwestern Ser 2008 B (LOC: BMO Harris Bank NA)	0.220%	08/01/38	$775,000
6,000,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)	0.550	11/15/38	6,000,000
3,090,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.190	03/01/39	3,090,000
2,380,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.120	05/01/42	2,380,000
1,820,000	Corporate Finance Managers, Inc. Ser B	0.200	02/02/43	1,820,000
1,450,000	Boldt Healthcare Properties LLC	0.190	10/01/43	1,450,000
4,045,000	Schreiber Capital Co. LLC Ser 2006	0.200	04/01/46	4,045,000
3,190,000	Helmholdt Capital LLC Ser 2007	0.250	04/01/47	3,190,000
10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.080	11/01/48	10,000,000
1,500,000	KDF Claremont LP Ser 2013	0.170	04/01/53	1,500,000
1,120,000	AM Investment Partners LLC MI	0.260	06/01/56	1,120,000
	Total Variable Rate Demand Notes			$249,585,600

	Repurchase Agreement— 3.0%
16,100,000	BMO Capital, 0.03%, dated 06/30/13, matures on 07/01/13, repurchase price $16,100,013 (collateralized by various U.S. Treasury Notes, ranging in par value from $5,932,300 - $11,915,900, 0.000% - 2.875%, 07/18/13 - 05/15/43, total market value $16,422,016)	0.030	07/01/13	16,100,000

	Total Investment Securities —100.1%
	(Cost $537,388,433)			$537,388,433

	Liabilities in Excess of Other Assets — (0.1%)			(530,513)

	Net Assets — 100.0%			$536,857,920

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CDA - Communities Development Authority

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

HFC - Housing Finance Corp.

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

19

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

IDR - Industrial Development Revenue

MTN - Medium Term Note

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities were valued at $10,460,194 or 1.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$249,585,600	$—	$249,585,600
U.S. Government Agency Obligations	—	109,209,634	—	109,209,634
Corporate Bonds	—	90,716,649	—	90,716,649
Municipal Bonds	—	35,959,235	—	35,959,235
Certificates of Deposit	—	17,917,315	—	17,917,315
Commercial Paper	—	17,900,000	—	17,900,000
Repurchase Agreement	—	16,100,000	—	16,100,000
				$537,388,433

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Money Market Fund – June 30, 2013 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds— 16.4%
$3,212,000	National Rural Utilities Cooperative Finance Corp.	5.500%	07/01/13	$3,212,000
6,025,000	Royal Bank of Canada MTN	2.100	07/29/13	6,033,643
1,500,000	HSBC Bank PLC 144a	1.625	08/12/13	1,502,361
135,000	Toyota Motor Credit Corp. MTN	1.375	08/12/13	135,168
2,063,000	UBS AG	2.250	08/12/13	2,067,217
570,000	Credit Suisse USA, Inc.	5.500	08/15/13	573,562
4,314,000	Northern Trust Corp.	5.500	08/15/13	4,341,661
2,400,000	Bank of New York Mellon Corp. (The)	5.125	08/27/13	2,418,066
2,905,000	Canadian Imperial Bank of Commerce/Canada	1.450	09/13/13	2,911,487
710,000	US Bancorp MTN	1.375	09/13/13	710,866
500,000	General Electric Capital Corp. MTN	5.400	09/20/13	505,597
1,410,000	Caterpillar Financial Services Corp. MTN	6.200	09/30/13	1,430,730
918,000	JPMorgan Chase & Co.	1.650	09/30/13	921,035
4,200,000	International Business Machines Corp.	6.500	10/15/13	4,274,900
1,044,000	National Rural Utilities Cooperative Finance Corp.	1.125	11/01/13	1,046,540
450,000	Caterpillar, Inc.	7.000	12/15/13	463,667
1,000,000	Caterpillar Financial Services Corp. MTN	1.550	12/20/13	1,005,974
600,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank	1.850	01/10/14	604,610
1,000,000	Royal Bank of Canada	1.125	01/15/14	1,004,625
1,700,000	JPMorgan Chase & Co. MTN	2.050	01/24/14	1,716,178
623,000	US Bank NA	6.300	02/04/14	644,750
4,500,000	Toyota Motor Credit Corp. MTN(A)	0.274	02/24/14	4,500,000
805,000	Credit Suisse/New York	5.500	05/01/14	838,519
125,000	International Business Machines Corp.	1.250	05/12/14	125,909
	Total Corporate Bonds			$42,989,065

	Municipal Bonds— 7.3%
2,600,000	Muncie IN BANS UTGO Ser 2012	0.750	07/01/13	2,600,000
395,000	Manchester CT BANS UTGO Ser 2013	1.000	07/05/13	395,011
400,000	Lehigh Co PA Gen Purpose Auth Hosp Saint Lukes Bethlehem Ser 2003 Pre-refunded @ $100	5.375	08/15/13	402,415
1,800,000	Woodbridge CT BANS UTGO Ser 2012 B	1.000	08/23/13	1,800,516
485,000	Montgomery Co TX UTGO Ser 2008 Pre-refunded @ $100	5.125	10/01/13	490,759
220,000	NC St Med Care Com Ser 2008 Pre-refunded @ $100	5.625	10/01/13	222,831
3,353,000	AMP OH Inc. BANS (Var Purp) UTGO Ser 2012	1.000	10/24/13	3,355,442
500,000	Springboro OH Rev BANS Ser 2012	1.250	10/24/13	500,938
305,000	AR St Univ Ser 2012	0.666	12/01/13	305,000
100,000	Chicago IL Brd of Edu Ref Dedicated Rev UTGO Ser 2009 D	4.000	12/01/13	101,456
100,000	Denver City & CO Sch Dist UTGO Ser 2004 Pre-refunded @ $100	4.500	12/01/13	101,659
1,200,000	Mason OH EDR (Al Neyer Inc Proj) UTGO	1.500	01/29/14	1,203,446
1,500,000	Wichita KS Temp Nts UTGO	0.550	02/11/14	1,500,115
655,000	Loveland OH Txbl BANS Real Estate Acquisition LTGO Ser 2013	3.000	02/12/14	660,990
1,300,000	Miami Twp OH Montgomery Co LTGO Ser 2013	1.500	02/13/14	1,306,779
1,800,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2013	0.800	03/07/14	1,803,659
1,700,000	Fishers Redev Auth Lease Re BANS Rev Notes Ser 2013	0.750	04/12/14	1,700,000
250,000	Michigan ST Taxable- Sch Ln UTGO Ser 2011 A	2.050	04/15/14	252,767
395,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	395,972
	Total Municipal Bonds			$19,099,755

	U.S. Government Agency Obligations— 15.8%
104,895	Overseas Private Investment Corp.(A)(B)	0.140	09/15/13	104,895
3,258,620	Overseas Private Investment Corp.(A)(B)	0.140	03/15/17	3,258,621

21

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	U.S. Government Agency Obligations — 15.8% (Continued)
$2,586,204	Overseas Private Investment Corp.(A)(B)	0.140%	03/15/17	$2,586,204
6,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/17	6,000,000
6,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/17	6,000,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/17	5,000,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.140	12/16/19	2,000,000
3,232,008	Overseas Private Investment Corp.(A)(B)	0.140	03/15/24	3,232,008
3,300,000	Overseas Private Investment Corp.(A)(B)	0.140	06/15/30	3,300,000
9,914,530	Overseas Private Investment Corp.(A)(B)	0.150	10/15/32	9,914,530
	Total U.S. Government Agency Obligations			$41,396,258

	Certificate of Deposit— 2.7%
2,200,000	Bank of Nova Scotia/Houston(A)	0.390	08/15/13	2,200,000
2,400,000	Bank of Tokyo-Mit UFJ Ltd/New York NY(A)	0.874	03/07/14	2,406,596
2,500,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.285	03/21/14	2,500,000
	Total Certificate of Deposit			$7,106,596

	Commercial Paper— 7.3%
11,200,000	NSTAR Electrical Co.	0.100	07/01/13	11,200,000
8,000,000	Bank of Tokyo-Mit UFJ CP	0.120	07/05/13	7,999,893
	Total Commercial Paper			$19,199,893

	Variable Rate Demand Notes(B) — 50.5%
1,370,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj D) Ser 1984	0.050	11/01/14	1,370,000
600,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.200	10/01/15	600,000
200,000	Berks Co PA IDA Lebanon Vy Mall Ser 1996 B (LOC: First Union National Bank)	0.250	07/01/16	200,000
1,200,000	Tom Richards, Inc. US Domestic Ser 2001	0.230	12/01/16	1,200,000
2,050,000	Galloway Co. US Domestic Ser 2003	0.200	07/01/17	2,050,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.240	11/01/17	580,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.150	05/01/18	1,190,000
120,000	Dublin Building LLC US Domestic Ser 1997	0.250	11/01/18	120,000
1,505,000	Livingston Co NY IDA Ref Red/Nicholas Ser 2007 B (LOC: HSBC Bank USA NA)	0.200	07/01/19	1,505,000
230,000	NY City NY IDA Institute For Cmnt Ser 2010 (LOC: JP Morgan Chase Bank NA)	0.340	11/01/19	230,000
205,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.250	11/01/19	205,000
1,170,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.280	11/01/19	1,170,000
1,355,000	CMW Real Estate LLC US Domestic Ser 2000	0.190	06/01/20	1,355,000
680,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.250	01/04/21	680,000
390,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.210	11/01/21	390,000
1,176,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.230	01/01/22	1,176,000
800,000	Mason City Clinic PC US Domestic Ser 1992	0.250	09/01/22	800,000
400,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.250	11/01/22	400,000
3,251,100	Campus Research Corp. US Domestic Ser 2002	0.200	06/01/23	3,251,100
770,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.250	07/01/23	770,000
317,000	WAI Enterprises LLC Ser 2004	0.380	06/01/24	317,000
469,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.360	09/01/24	469,000
1,885,000	St James Properties Ltd. Priv Placement Ser 2004	0.380	12/01/24	1,885,000
240,000	NY City NY IDA N Y Congregational Ser 2006 B (LOC: HSBC Bank USA NA)	1.410	02/01/25	240,000
1,685,000	Diaz-Upton LLC Ser 2004	0.250	05/01/26	1,685,000
775,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.230	08/01/26	775,000
3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.380	01/04/27	3,950,000
695,000	Bayloff Properties LLC US Domestic Ser 1998	0.250	04/01/28	695,000
1,920,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)	0.050	10/01/28	1,920,000

22

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(B) — 50.5% (Continued)
$7,655,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.170%	11/01/28	$7,655,000
3,035,000	M&P Richfield LLC Ser 2001	0.210	11/01/28	3,035,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B (LOC: Comerica Bank)	0.340	12/01/28	730,000
1,430,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.130	12/01/29	1,430,000
5,200,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.300	05/01/30	5,200,000
2,300,000	TP Racing LLLP US Domestic Ser 2000	0.350	06/01/30	2,300,000
200,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2008 A (LOC: Bank of America NA)	0.090	10/01/31	200,001
4,100,000	OH St Hgr Edu Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo NA)	0.050	10/01/31	4,100,000
1,665,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2009 O (LOC: Great Western Bank)	0.200	09/01/32	1,665,000
10,000	Halton Group Americas, Inc. US Domestic Ser 2007	0.350	10/01/32	9,999
700,000	OH St Air Quality Dev Auth Variable Ref Poll Control Firs Ser 2012 (LOC: Bank of Nova Scotia)	0.090	11/01/32	700,000
4,875,000	Andrew W Mellon Foundation Ser 2008	0.130	12/01/32	4,875,000
6,197,000	Hart Family Holdings LLC US Domestic Ser 2012	0.160	12/01/32	6,197,000
1,185,000	Young Men's Christian Association of Metropolitan Milwaukee, Inc. (The) Ser 2008	0.190	05/01/33	1,185,000
580,000	Alameda Co CA IDA Golden West Paper Ser 2008 (LOC: Comerica Bank)	0.340	11/01/33	580,001
2,485,000	First Christian Church of Florissant US Domestic Ser 2008	0.190	01/01/34	2,485,000
2,900,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.040	06/01/34	2,900,000
2,450,000	D&I Properties LLC US Domestic Ser 2004	0.170	11/01/34	2,450,000
7,500,000	Westchester Co NY Hlthcare Sr Lien Ser 2010 D (LOC: TD Bank NA)	0.090	11/01/34	7,500,000
805,000	WA St Hsg Fin Commission Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.200	05/15/35	805,000
7,000,000	MS St Business Fin CO Chevron USA Inc Ser 2010 L	0.040	11/01/35	7,000,000
2,100,000	MS St Business Fin CO Ser 2010 G Chevron USA Inc Ser 2010 G	0.050	11/01/35	2,100,000
2,005,000	Metropolitan Govt Nashville & Davidson Hsg Jackson Apts Ser 2006 B (LOC: BMO Harris Bank NA)	0.210	04/01/36	2,005,000
615,000	CA St Infrastructure & Tobinworld Proj Ser 2007 B (LOC: Comerica Bank)	0.340	11/01/36	615,000
1,853,000	Mill Street Village LLC Ser 2006	0.360	01/01/37	1,853,000
1,040,000	WA St Hsg Fin Commission Vintage Proj Ser 2003 B (LIQ: FNMA)	0.150	01/15/37	1,040,000
3,185,000	Sarasota Co FL Public Hosp D Ref Sarasota Mem Hosp Ser 2008 A (LOC: Northern Trust Co)	0.050	07/01/37	3,185,000
270,000	LA Crosse WI IDR (G G P Inc Proj) Ser 2007 B (LOC: Wells Fargo Bank NA)	0.250	08/01/37	270,000
5,360,000	OSF Finance Co. LLC US Domestic Ser 2007	0.200	12/01/37	5,360,000
170,000	District of Columbia Rev Pew Charitable Ser 2008 B (LOC: PNC Bank NA)	0.170	04/01/38	170,000
3,000,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)	0.550	11/15/38	3,000,000
1,595,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.190	03/01/39	1,595,000
1,700,000	Montgomery Co OH Rev Miami VY Hosp Ser 2011 C (SPA: Wells Fargo Bank NA)	0.040	11/15/39	1,700,000
315,000	IA St Fin Auth Mf Rev Hsg Point Cedar Ser 2006 B (LOC: BMO Harris Bank NA)	0.530	12/01/41	315,000
700,000	Boldt Healthcare Properties LLC Priv Placement Ser 2010	0.190	10/01/43	700,000
6,700,000	Montgomery Co OH Rev Miami VY Hosp Ser Ser 2011 C (SPA: JP Morgan Chase Bank NA)	0.040	11/15/45	6,700,000
3,880,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.200	04/01/46	3,880,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.260	02/01/51	950,000

23

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(B) — 50.5% (Continued)
$2,800,000	East Baton Rouge Parish LA Indl (Exxonmobil Proj) Gulf Ser 2011 D	0.050%	12/01/51	$2,800,000
	Total Variable Rate Demand Notes			$132,418,101

	Total Investment Securities —100.0%
	(Cost $262,209,668)			$262,209,668

	Liabilities in Excess of Other Assets — 0.0%			(123,277)

	Net Assets — 100.0%			$262,086,391

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2013.

(B)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

EDR - Economic Development Revenue

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, this security was valued at $2,082,361 or 0.79% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

24

Touchstone Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Variable Rate Demand Notes	$—	$132,418,101	$—	$132,418,101
Corporate Bonds	—	42,989,065	—	42,989,065
U.S. Government Agency Obligations	—	41,396,258	—	41,396,258
Commercial Paper	—	19,199,893	—	19,199,893
Municipal Bonds	—	19,099,755	—	19,099,755
Certificate of Deposit	—	7,106,596	—	7,106,596
				$262,209,668

See accompanying Notes to Portfolios of Investments.

25

Notes to Portfolios of Investments

June 30, 2013 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2013 there were no transfers between Level 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board ofTrustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and

26

Notes to Portfolios of Investments (Unaudited) (Continued)

may affect the calculation of the net asset value (“NAV”) of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotation are not reliable, are priced at their fair value using procedures approved by the Funds’ Board ofTrustees. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)  market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)  purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2013, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

There were no open forward foreign currency contracts for the funds at June 30, 2013.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

The loaned securities are secured by collateral valued at least equal to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2013, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Core Bond Fund	$202,705	$207,658
High Yield Fund	4,758,498	4,980,013

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements— Repurchase agreements, which are collateralized by U.S.Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Securitytransactions— Securitytransactions are reflected for financialreportingpurposesasofthetradedate. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2013, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Core Bond Fund	$120,731,846	$4,702,535	$(3,037,706)	$1,664,829
High Yield Fund	324,188,913	7,562,798	(5,332,943)	2,229,855
Institutional Money Market Fund	426,056,039	—	—	—
Money Market Fund	262,209,668	—	—	—

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	8/27/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	8/27/13

* Print the name and title of each signing officer under his or her signature.